Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,658	£ 1,641
Unrecognised deferred tax asset	303	279
Tax losses	2,356	2,287
Capital losses	557	419
Within 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	1,068	962
Unrecognised deferred tax asset	198	181
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	390	414
Unrecognised deferred tax asset	62	51
Available indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	200	265
Unrecognised deferred tax asset	43	47
Tax losses	2,356	2,287
Capital losses	£ 557	£ 419